Commitments - Additional Information (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2022 CNY (¥)		Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Capital commitments [abstract]
Capital commitments		¥ 0
Net impairment losses		32,805,000	[1]	$ 4,710
Construction in Progress
Capital commitments [abstract]
Capital commitments					¥ 146,900,000	$ 23,000
Net impairment losses	[1]	¥ 32,805,000

[1]	The Group terminated a plan to build a facility for research and development laboratory, manufacturing and office use in the Taicang High-Tech Industrial Development Zone and recognized net impairment losses on the construction in process of RMB 32.8 million for the year ended December 31, 2022.